SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($)	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Inventory	$ 299,695	$ 203,563	$ 53,110
Gummy and Other Products [Member]
Inventory	17,153	18,710	6,440
Raw Materials [Member]
Inventory	119,477	19,477	33,010
Gridiron Capsules [Member]
Inventory	31,870	32,044	1,233
Packaging Materials [Member]
Inventory	5,091	6,558	1,860
Gridrion Water & Concentrates [Member]
Inventory	$ 126,104	$ 126,773	$ 10,566